Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Right-of-use Assets	Right-of-use assets
	Netherlands	Italy	Spain			Israel	USA
	Biogas	Solar	Subsidized Solar Plants	28 MW Solar	Talasol Solar	Manara Pumped Storage	Solar	Total
	€ in thousands
Cost
Balance as at January 1, 2024	20	9,526	977	1,350	7,595	9,425	2,074	30,967
Additions	-	1,865	69	83	213	61	24	2,315
Depreciation for the period	(13)	(179)	(45)	(22)	(234)	(215)	(33)	(741)

Effect of changes in exchange rates	-	-	-	-	-	(19)	72	53
Balance as at June 30, 2024	7	11,212	1,001	1,411	7,574	9,252	2,137	32,594

Schedule of Maturity Analysis of Company's Lease Liabilities	Maturity analysis of the Company’s lease liabilities
June 30, 2024
€ in thousands
Less than one year	757
One to five years	3,267
More than five years	22,352

Total	26,376

Current maturities of lease liability	757

Long-term lease liability	25,619